                                 PEGASUS FUNDS
                                 (THE "TRUST")

                               MONEY MARKET FUND
                          TREASURY MONEY MARKET FUND
                          MUNICIPAL MONEY MARKET FUND
                     MICHIGAN MUNICIPAL MONEY MARKET FUND

                     SUPPLEMENT DATED FEBRUARY 1, 1999 TO
              MONEY MARKET FUNDS PROSPECTUS DATED APRIL 30, 1998


     This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                             *         *         *

     First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus. Banc One Corporation recently merged with First Chicago NBD Corporation, the parent company of FCNIMCO. The combined entity is called "Bank One Corporation." Banc One Investment Advisors Corporation, a subsidiary of Bank One Corporation, provides investment advisory services to each of the investment portfolios offered by The One Group(R). Like the Trust, The One Group(R) is a mutual fund. Bank One Corporation has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. On January 12, 1999, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") between the Trust and The One Group(R). The Agreement, which provides for the reorganization of the Trust into The One Group(R), will be submitted to a vote of the shareholders of the Trust at the meeting to be held on March 17, 1999. Only shareholders of record on December 18, 1998 will vote on the reorganization. If the Agreement is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar funds of The One Group(R), and the shareholders of the Trust's portfolios will become shareholders of The One Group(R). As a result, each portfolio described in this Prospectus would reorganize into the corresponding fund of The One Group(R) indicated below:

PEGASUS PORTFOLIO                       ONE GROUP(R) FUND

Money Market Fund                       Prime Money Market Fund
Treasury Money Market Fund              U.S. Treasury Securities Money Market
                                          Fund
Municipal Money Market Fund             Municipal Money Market Fund
Michigan Municipal Money Market Fund    Michigan Municipal Money Market Fund

     It is expected that certain of the Trust's portfolios will sell a portion of their portfolio securities prior to their reorganization with The One Group(R), and will distribute all of their realized taxable capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisors before investing.

                                                                February 1, 1999

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                 PEGASUS FUNDS
                                 (THE "TRUST")

                       MANAGED ASSETS CONSERVATIVE FUND
                         MANAGED ASSETS BALANCED FUND
                           MID-CAP OPPORTUNITY FUND
                             GROWTH AND VALUE FUND
                                   BOND FUND
                               MONEY MARKET FUND

                     SUPPLEMENT DATED FEBRUARY 1, 1999 TO
                    CLASS I PROSPECTUS DATED APRIL 30, 1998


     This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                             *         *         *


1. First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus. Banc One Corporation recently merged with First Chicago NBD Corporation, the parent company of FCNIMCO. The combined entity is called "Bank One Corporation." Banc One Investment Advisors Corporation, a subsidiary of Bank One Corporation, provides investment advisory services to each of the investment portfolios offered by The One Group(R). Like the Trust, The One Group(R) is a mutual fund. Bank One Corporation has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. On January 12, 1999, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") between the Trust and The One Group(R). The Agreement, which provides for the reorganization of the Trust into The One Group(R), will be submitted to a vote of the shareholders of the Trust at the meeting to be held on March 17, 1999. Only shareholders of record on December 18, 1998 will vote on the reorganization. If the Agreement is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar funds of The One Group(R), and the shareholders of the Trust's portfolios will become shareholders of The One Group(R). As a result, each portfolio described in this Prospectus would reorganize into the corresponding fund of The One Group(R) indicated below:

PEGASUS PORTFOLIO                           ONE GROUP(R) FUND

Managed Assets Conservative Fund            Investor Balanced Fund
Managed Assets Balanced Fund                Investor Growth & Income Fund
Mid-Cap Opportunity Fund                    Diversified Mid Cap Fund
Growth and Value Fund                       Value Growth Fund
Bond Fund                                   Bond Fund
Money Market Fund                           Prime Money Market Fund

     It is expected that certain of the Trust's portfolios will sell a portion of their portfolio securities prior to their reorganization with The One Group(R), and will distribute all of their realized taxable capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisors before investing.

2. There have been changes in the portfolio managers of the portfolios. Accordingly, the fourth through seventh full paragraphs on p. 18 under `MANAGEMENT OF THE TRUST - Investment Adviser and Co-Administrators" are replaced in their entirety as follows:

     Each of the Asset Allocation, Equity Income, Intrinsic Value, Mid-Cap Opportunity, Small-Cap Opportunity, Growth and Value and Growth Funds is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member may make recommendations about the securities in a Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

The eighth full paragraph on p. 18 is replaced in its entirety by the following:

     CLYDE L. CARTER, JR., Vice President, is primarily responsible for the day-to-day portfolio management of the International Equity Fund. Mr. Carter joined FCN in 1987.

The ninth paragraph on page 18 and the first and second full paragraphs on page 20 are replaced in their entirety as follows:

     Each of the Intermediate Bond, Bond, Short Bond, and Multi-Sector Bond Funds is managed by a team of portfolio managers, research analysts and fixed income traders. A team works together to establish general duration and sector strategies for a Fund. Each team member may make recommendations about securities in a Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of a Fund.


                                                                February 1, 1999

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                 PEGASUS FUNDS
                                 (THE "TRUST")

                             CASH MANAGEMENT FUND
                         TREASURY CASH MANAGEMENT FUND
                      TREASURY PRIME CASH MANAGEMENT FUND
                U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
                        MUNICIPAL CASH MANAGEMENT FUND

                     SUPPLEMENT DATED FEBRUARY 1, 1999 TO
                CASH MANAGEMENT PROSPECTUS DATED APRIL 30, 1998

     This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                             *         *         *

     First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus. Banc One Corporation recently merged with First Chicago NBD Corporation, the parent company of FCNIMCO. The combined entity is called "Bank One Corporation." Banc One Investment Advisors Corporation, a subsidiary of Bank One Corporation, provides investment advisory services to each of the investment portfolios offered by The One Group(R). Like the Trust, The One Group(R) is a mutual fund. Bank One Corporation has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. On January 12, 1999, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") between the Trust and The One Group(R). The Agreement, which provides for the reorganization of the Trust into The One Group(R), will be submitted to a vote of the shareholders of the Trust at the meeting to be held on March 17, 1999. Only shareholders of record on December 18, 1998 will vote on the reorganization. If the Agreement is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar funds of The One Group(R), and the shareholders of the Trust's portfolios will become shareholders of The One Group(R). As a result, each portfolio described in this Prospectus would reorganize into the corresponding fund of The One Group(R) indicated below:

PEGASUS PORTFOLIO                       ONE GROUP(R) FUND

Cash Management Fund                    Cash Management Money Market Fund
Treasury Cash Management Fund           Treasury Cash Management Money Market
                                           Fund
Treasury Prime Cash Management Fund     Treasury Prime Cash Management Money
                                           Market Fund
U.S. Government Securities Cash         U.S. Government Securities Cash
   Management Fund                         Management Money Market Fund
Municipal Cash Management Fund          Municipal Cash Management Money Market
                                           Fund

     It is expected that certain of the Trust's portfolios will sell a portion of their portfolio securities prior to their reorganization with The One Group(R), and will distribute all of their realized taxable capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisors before investing.

                                                                February 1, 1999

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                 Pegasus Funds
                                 (the "Trust")

                       MANAGED ASSETS CONSERVATIVE FUND
                         MANAGED ASSETS BALANCED FUND
                          MANAGED ASSETS GROWTH FUND
                              EQUITY INCOME FUND
                                  GROWTH FUND
                           MID-CAP OPPORTUNITY FUND
                          SMALL-CAP OPPORTUNITY FUND
                             INTRINSIC VALUE FUND
                             GROWTH AND VALUE FUND
                               EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                            INTERMEDIATE BOND FUND
                                   BOND FUND
                                SHORT BOND FUND
                            MULTI SECTOR BOND FUND
                             HIGH YIELD BOND FUND
                               MONEY MARKET FUND

                     SUPPLEMENT DATED FEBRUARY 1, 1999 TO
               RETIREMENT PLANS PROSPECTUS DATED APRIL 30, 1998


     This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                                  *    *    *

1. First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus. Banc One Corporation recently merged with First Chicago NBD Corporation, the parent company of FCNIMCO. The combined entity is called "Bank One Corporation." Banc One Investment Advisors Corporation, a subsidiary of Bank One Corporation, provides investment advisory services to each of the investment portfolios offered by The One Group(R). Like the Trust, The One Group(R) is a mutual fund. Bank One Corporation has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. On January 12, 1999, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") between the Trust and The One Group(R). The Agreement, which provides for the reorganization of the Trust into The One Group(R), will be submitted to a vote of the shareholders of the Trust at the meeting to be held on March 17, 1999. Only shareholders of record on December 18, 1998 will vote on the reorganization. If the Agreement is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar funds of The One Group(R), and the shareholders of the Trust's portfolios will become shareholders of The One Group(R). As a result, each portfolio described in this Prospectus would reorganize into the corresponding fund of The One Group(R) indicated below:

PEGASUS PORTFOLIO                           ONE GROUP(R) FUND
Managed Assets Conservative Fund            Investor Balanced Fund
Managed Assets Balanced Fund                Investor Growth & Income Fund
Managed Assets Growth Fund                  Investor Growth Fund
Equity Income Fund                          Income Equity Fund
Growth Fund                                 Large Company Growth Fund
Mid-Cap Opportunity Fund                    Diversified Mid Cap Fund
Small-Cap Opportunity Fund                  Small Cap Value Fund
Intrinsic Value Fund                        Disciplined Value Fund
Growth and Value Fund                       Value Growth Fund
Equity Index Fund                           Equity Index Fund
International Equity Fund                   Diversified International Fund
Intermediate Bond Fund                      Intermediate Bond Fund
Bond Fund                                   Bond Fund
Short Bond Fund                             Limited Volatility Bond Fund
Multi Sector Bond Fund                      Income Bond Fund
High Yield Bond Fund                        High Yield Bond Fund
Money Market Fund                           Prime Money Market Fund

     It is expected that certain of the Trust's portfolios will sell a portion of their portfolio securities prior to their reorganization with The One Group(R), and will distribute all of their realized taxable capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisors before investing.

2. There have been changes in the portfolio managers of the portfolios. Accordingly, the third through sixth paragraphs on page 23 under "MANAGEMENT OF THE TRUST - Investment Adviser and Co-Administrators" are replaced in their entirety with the following:

     Each of the Asset Allocation, Equity Income, Intrinsic Value, Mid-Cap Opportunity, Small-Cap Opportunity, Growth and Value and Growth Funds is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member may make recommendations about the securities in a Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

The seventh paragraph on page 23 is replaced in its entirety as follows:

     CLYDE L. CARTER, JR., Vice President, is primarily responsible for the day-to-day portfolio management of the International Equity Fund. Mr. Carter joined FCN in 1987.

The eighth, ninth and tenth paragraphs on page 23 under are replaced in their entirety as follows:

     Each of the Intermediate Bond, Bond, Short Bond and Multi-Sector Bond Funds is managed by a team of portfolio managers, research analysts and fixed income traders. A team works together to establish general duration and sector strategies for a Fund. Each team member may make recommendations about securities in a Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of a Fund.

3. FCNIMCO has given notice of termination to Federated Investment Counseling, which currently serves as sub-adviser to the Pegasus High Yield Bond Fund. Such termination becomes effective March 18, 1999.

                                                                February 1, 1999

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                 PEGASUS FUNDS
                                 (THE "TRUST")

                       MANAGED ASSETS CONSERVATIVE FUND
                         MANAGED ASSETS BALANCED FUND
                          MANAGED ASSETS GROWTH FUND
                              EQUITY INCOME FUND
                                  GROWTH FUND
                           MID-CAP OPPORTUNITY FUND
                          SMALL-CAP OPPORTUNITY FUND
                             INTRINSIC VALUE FUND
                             GROWTH AND VALUE FUND
                               EQUITY INDEX FUND
                          MARKET EXPANSION INDEX FUND
                           INTERNATIONAL EQUITY FUND
                            INTERMEDIATE BOND FUND
                                   BOND FUND
                                SHORT BOND FUND
                            MULTI SECTOR BOND FUND
                             HIGH YIELD BOND FUND
                              MUNICIPAL BOND FUND
                           SHORT MUNICIPAL BOND FUND
                       INTERMEDIATE MUNICIPAL BOND FUND
                         MICHIGAN MUNICIPAL BOND FUND

                     SUPPLEMENT DATED FEBRUARY 1, 1999 TO
                        PROSPECTUS DATED APRIL 30, 1998


     This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                                  *    *    *

1. First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus. Banc One Corporation recently merged with First Chicago NBD Corporation, the parent company of FCNIMCO. The combined entity is called "Bank One Corporation." Banc One Investment Advisors Corporation, a subsidiary of Bank One Corporation, provides investment advisory services to each of the investment portfolios offered by The One Group(R). Like the Trust, The One Group(R) is a mutual fund. Bank One Corporation has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. On January 12, 1999, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") between the Trust and The One Group(R). The Agreement, which provides for the reorganization of the Trust into The One Group(R), will be submitted to a vote of the shareholders of the Trust at the meeting to be held on March 17, 1999. Only shareholders of record on December 18, 1998 will vote on the reorganization. If the

Agreement is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios will be transferred to similar funds of The One Group(R), and the shareholders of the Trust's portfolios will become shareholders of The One Group(R). As a result, each portfolio described in this Prospectus would reorganize into the corresponding fund of The One Group(R) indicated below:

PEGASUS PORTFOLIO                            ONE GROUP(R) FUND

Managed Assets Conservative Fund             Investor Balanced Fund
Managed Assets Balanced Fund                 Investor Growth & Income Fund
Managed Assets Growth Fund                   Investor Growth Fund
Equity Income Fund                           Income Equity Fund
Growth Fund                                  Large Company Growth Fund
Mid-Cap Opportunity Fund                     Diversified Mid Cap Fund
Small-Cap Opportunity Fund                   Small Cap Value Fund
Intrinsic Value Fund                         Disciplined Value Fund
Growth and Value Fund                        Value Growth Fund
Equity Index Fund                            Equity Index Fund
Market Expansion Index Fund                  Market Expansion Index Fund
International Equity Fund                    Diversified International Fund
Intermediate Bond Fund                       Intermediate Bond Fund
Bond Fund                                    Bond Fund
Short Bond Fund                              Limited Volatility Bond Fund
Multi Sector Bond Fund                       Income Bond Fund
High Yield Bond Fund                         High Yield Bond Fund
Municipal Bond Fund                          Tax-Free Bond Fund
Short Municipal Bond Fund                    Short-Term Municipal Bond Fund
Intermediate Municipal Bond Fund             Intermediate Tax-Free Bond Fund
Michigan Municipal Bond Fund                 Michigan Municipal Bond Fund

     It is expected that certain of the Trust's portfolios will sell a portion of their portfolio securities prior to their reorganization with The One Group(R), and will distribute all of their realized taxable capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisors before investing.

2. There have been changes in the portfolio managers of the portfolio. Accordingly, the second through the sixth paragraphs on page 49 under "MANAGEMENT OF THE TRUST - Investment Adviser and Co-Administrators" are replaced in their entirety with the following:

     Each of the Asset Allocation, Equity Income, Intrinsic Value, Mid-Cap Opportunity, Small-Cap Opportunity, Growth and Value and Growth Funds is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member may make recommendations about the securities in a Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

The seventh paragraph on page 49 is replaced in its entirety by the following:

     CLYDE M. CARTER, Vice President, is primarily responsible for the day-to-day portfolio management of the International Equity Fund. Mr. Carter joined FCN in 1987.

The first five full paragraphs on page 50 are replaced with the following:

     Each of the Multi-Sector Bond, Intermediate Bond, Bond, Short Bond, Municipal Bond, Michigan Municipal Bond, Intermediate Municipal Bond and Short Municipal Bond Funds is managed by a team of portfolio managers, research analysis and fixed income traders. A Fund's team works together to establish general duration and sector strategies for the Fund. Each team member may make recommendations about securities in a Fund. The research analysis and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of a Fund.

3. FCNIMCO has given notice of termination to Federated Investment Counseling, which currently serves as sub-adviser to the Pegasus High Yield Bond Fund. Such termination becomes effective March 18, 1999.


                                                                February 1, 1999

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE